Document and Entity Information Document	Feb. 28, 2024
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Feb. 28, 2024
Document Period End Date	Feb. 28, 2024
Amendment Flag	false
Entity Registrant Name	SunOpta Inc.
Entity Address, Address Line One	7078 Shady Oak Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
Entity Incorporation, State Country Name	Z4
City Area Code	952
Local Phone Number	820-2518
Entity File Number	001-34198
Entity Central Index Key	0000351834
Entity Emerging Growth Company	false
Entity Tax Identification Number	00-0000000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NASDAQ [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	STKL
Security Exchange Name	NASDAQ
Toronto Stock Exchange [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	SOY